Divestitures (Tables)	12 Months Ended
Dec. 31, 2025
Divestitures [Abstract]
Disclosure of analysis of single amount of disposed operation

October 1, 2024
Consideration received or receivable: ......................................................................................................................
Cash ...............................................................................................................................................................................	$195
Fair value of contingent consideration ...................................................................................................................	—
Less: transaction costs ..............................................................................................................................................	(4)
Total disposal consideration ......................................................................................................................................	191
Carrying amount of net assets sold .........................................................................................................................	(20)
Gain on sale before income tax and reclassification of foreign currency translation reserve ..........................	171
Gain on sale after income tax .....................................................................................................................................	$171